EQUITY (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Partnership Units [Line Items]
Beginning balance		$ (361)	$ (1,424)
Share issuance		339
Ending balance		$ 4,068	$ (361)
Class C Shares
Schedule of Partnership Units [Line Items]
Beginning balance (in shares)		2,103,677,000,000	2,103,677,000,000
Share issuance (in shares)	9,000,000	9,013,983,000,000	0
Ending balance (in shares)		11,117,660,000,000	2,103,677,000,000
Share capital
Schedule of Partnership Units [Line Items]
Beginning balance		$ 53	$ 53
Share issuance		339
Ending balance		392	53
Share capital | Class C Shares
Schedule of Partnership Units [Line Items]
Beginning balance		53	53
Share issuance	$ 339	339	0
Ending balance		$ 392	$ 53